MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 60,887
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(519)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,475
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(80)
Total investments with continuous unrealized losses, Fair value	67,362
Total investments with continuous unrealized losses, unrealized losses	(599)
Number of investments with continuous unrealized loss for more than 12 months	10
Interest receivable	1,431	1,511
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	29,990
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(256)
Investments with continuous unrealized losses for 12 months or greater, Fair value	3,127
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(31)
Total investments with continuous unrealized losses, Fair value	33,117
Total investments with continuous unrealized losses, unrealized losses	(287)
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	30,897
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(263)
Investments with continuous unrealized losses for 12 months or greater, Fair value	3,348
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(49)
Total investments with continuous unrealized losses, Fair value	34,245
Total investments with continuous unrealized losses, unrealized losses	$ (312)